Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000170095
Shareholder Report [Line Items]
Fund Name	Boyd Watterson Limited Duration Enhanced Income Fund
Class Name	Class I2
Trading Symbol	BWDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Boyd Watterson Limited Duration Enhanced Income Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://boydwattersonfunds.com/. You can also request this information by contacting us at (216)-771-3450.
Additional Information Phone Number	(216)-771-3450
Additional Information Website	https://boydwattersonfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I2	$42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Boyd Watterson Limited Duration Enhanced Income Fund	Bloomberg 1-3 Year US Government/Credit Index	Bloomberg U.S. 1-5 Year Government/Credit Index	Bloomberg U.S. Aggregate Bond Index
06/30/15	$10,000	$10,000	$10,000	$10,000
06/30/16	$10,412	$10,159	$10,263	$10,600
06/30/17	$10,906	$10,194	$10,275	$10,567
06/30/18	$11,113	$10,215	$10,254	$10,525
06/30/19	$11,682	$10,651	$10,802	$11,353
06/30/20	$12,006	$11,099	$11,388	$12,345
06/30/21	$12,661	$11,148	$11,433	$12,304
06/30/22	$11,960	$10,750	$10,839	$11,038
06/30/23	$12,886	$10,807	$10,860	$10,934
06/30/24	$14,032	$11,333	$11,366	$11,222
06/30/25	$14,990	$12,006	$12,095	$11,904

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Boyd Watterson Limited Duration Enhanced Income Fund	6.83%	4.54%	4.13%
Bloomberg 1-3 Year U.S. Treasury Bond Index	5.72%	1.33%	1.59%
Bloomberg 1-3 Year US Government/Credit Index	5.94%	1.58%	1.84%
Bloomberg U.S. 1-5 Year Government/Credit Index	6.42%	1.21%	1.92%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index	7.81%	5.17%	4.54%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 534,464,577
Holdings Count | Holding	159
Advisory Fees Paid, Amount	$ 1,168,182
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$534,464,577 Number of Portfolio Holdings159 Advisory Fee (net of waivers)$1,168,182 Portfolio Turnover17%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	49.8%
Corporate Bonds	33.7%
Money Market Funds	2.2%
Preferred Stocks	1.2%
Term Loans	5.1%
U.S. Government & Agencies	1.5%
U.S. Treasury Bonds & Notes	6.5%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.8%
Real Estate	0.4%
Health Care	0.5%
Utilities	0.6%
Communications	1.6%
Consumer Staples	1.6%
Money Market Funds	2.1%
Technology	2.3%
Financials	5.1%
Industrials	6.0%
Materials	6.6%
Consumer Discretionary	7.0%
Energy	8.0%
U.S. Treasury Obligations	8.0%
ABS	15.7%
CLO	33.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note	6.5%
Exeter Automobile Receivables Trust 2021-4, E	2.0%
First American Government Obligations Fund, Class X	2.1%
First Investors Auto Owner Trust 2023-1, D	1.7%
Morgan Stanley	1.5%
United States Treasury Inflation Indexed Bonds	1.5%
Neuberger Berman CLO XVII Ltd., CR3	1.4%
MasTec, Inc.	1.2%
Sound Point Clo XV Ltd., E	1.2%
Octagon Investment Partners XXI Ltd., BR4	1.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2025 at www.boydwattersonfunds.com or upon request at 1-877-345-9597.

A special meeting of the shareholders was held on May 27, 2025 during which they approved a new investment advisory agreement by and between the Adviser and the Trust, on behalf of the Fund, and approved the payments to the Adviser of its costs, plus interest, in providing investment advisory services to the Fund between August 30, 2024 and the date of the meeting.

C000170094
Shareholder Report [Line Items]
Fund Name	Boyd Watterson Limited Duration Enhanced Income Fund
Class Name	Class I
Trading Symbol	BWDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Boyd Watterson Limited Duration Enhanced Income Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://boydwattersonfunds.com/. You can also request this information by contacting us at (216)-771-3450.
Additional Information Phone Number	(216)-771-3450
Additional Information Website	https://boydwattersonfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Boyd Watterson Limited Duration Enhanced Income Fund	Bloomberg 1-3 Year US Government/Credit Index	Bloomberg U.S. 1-5 Year Government/Credit Index	Bloomberg U.S. Aggregate Bond Index
04/13/17	$10,000	$10,000	$10,000	$10,000
06/30/17	$10,114	$10,013	$10,017	$10,051
06/30/18	$10,295	$10,034	$9,997	$10,011
06/30/19	$10,791	$10,462	$10,531	$10,799
06/30/20	$11,081	$10,902	$11,103	$11,743
06/30/21	$11,656	$10,950	$11,147	$11,704
06/30/22	$10,993	$10,560	$10,568	$10,499
06/30/23	$11,817	$10,615	$10,588	$10,401
06/30/24	$12,844	$11,132	$11,081	$10,675
06/30/25	$13,696	$11,793	$11,792	$11,323

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (April 13, 2017)
Boyd Watterson Limited Duration Enhanced Income Fund	6.63%	4.33%	3.90%
Bloomberg 1-3 Year U.S. Treasury Bond Index	5.72%	1.33%	1.80%
Bloomberg 1-3 Year US Government/Credit Index	5.94%	1.58%	2.03%
Bloomberg U.S. 1-5 Year Government/Credit Index	6.42%	1.21%	2.03%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.52%
ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index	7.81%	5.17%	4.51%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Apr. 13, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 534,464,577
Holdings Count | Holding	159
Advisory Fees Paid, Amount	$ 1,168,182
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$534,464,577 Number of Portfolio Holdings159 Advisory Fee (net of waivers)$1,168,182 Portfolio Turnover17%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	49.8%
Corporate Bonds	33.7%
Money Market Funds	2.2%
Preferred Stocks	1.2%
Term Loans	5.1%
U.S. Government & Agencies	1.5%
U.S. Treasury Bonds & Notes	6.5%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.8%
Real Estate	0.4%
Health Care	0.5%
Utilities	0.6%
Communications	1.6%
Consumer Staples	1.6%
Money Market Funds	2.1%
Technology	2.3%
Financials	5.1%
Industrials	6.0%
Materials	6.6%
Consumer Discretionary	7.0%
Energy	8.0%
U.S. Treasury Obligations	8.0%
ABS	15.7%
CLO	33.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note	6.5%
Exeter Automobile Receivables Trust 2021-4, E	2.0%
First American Government Obligations Fund, Class X	2.1%
First Investors Auto Owner Trust 2023-1, D	1.7%
Morgan Stanley	1.5%
United States Treasury Inflation Indexed Bonds	1.5%
Neuberger Berman CLO XVII Ltd., CR3	1.4%
MasTec, Inc.	1.2%
Sound Point Clo XV Ltd., E	1.2%
Octagon Investment Partners XXI Ltd., BR4	1.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2025 at www.boydwattersonfunds.com or upon request at 1-877-345-9597.

A special meeting of the shareholders was held on May 27, 2025 during which they approved a new investment advisory agreement by and between the Adviser and the Trust, on behalf of the Fund, and approved the payments to the Adviser of its costs, plus interest, in providing investment advisory services to the Fund between August 30, 2024 and the date of the meeting.